Related Party Transactions	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
11.	RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship with the Group
a	Baiming Yu	COO, Director and a significant shareholder of the Group
b	Liwei Zhang	A significant shareholder of the Group and the spouse of Baiming Yu
c	Huiyu Chuanggu (Hangzhou) Equity Investment Fund Co., Ltd. (“Huiyu Chuanggu”)	Shuang Wu acted as the executive director and owned 30% equity interests of this related party
d	Shuang Wu	CEO, Director, and Chairman of the Board of Directors
e	Hangzhou Shuige Technology Co., Ltd (“Hangzhou Shuige”)	55% equity interests owned by Baiming Yu
f	Hangzhou Qingniu Medical Instrument Co., Ltd (“Hangzhou Qingniu”)	Owned by immediate family member of Baiming Yu
g	Hangzhou Xiaoshan Ance Building Materials Firm (“Xiaoshan Ance”)	Owned by Liwei Zhang
h	Ming Zhao	The Supervisor of Shanghai Saitumofei
i	Qijia Yu	Immediate family member of Baiming Yu
j	Hangzhou Yuanqi Biotech Co., Ltd. (“Hangzhou Yuanqi”)	Baiming Yu acted as director before January, 2024

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

	As of September 30, 2025	As of September 30, 2024

Hangzhou Qingniu(1)	$4	$855,618
Huiyu Chuanggu(2)	1,474,926	-
Hangzhou Shuige(1)	-	421,092
Shuang Wu(3)	9,310,000	1,424,989
Qijia Yu(2)	1,404	5,437
Total	$10,786,334	$2,707,136

(1)	The balance represents an interest-free loan to the related party, which is repayable on demand.
(2)	The balance represents advances made to the related party for the Group’s daily operational purposes. The Group has fully collected the balance from Huiyu Chuanggu as of the date of this annual report.
(3)	The balance represents advances made to the related party for the Group’s daily operational purposes, and refundable advance deposit for a potential acquisition. The Group has collected $1,210,000 of the balance from Shuang Wu as of the date of this annual report, and the remaining $8,100,000 has been paid to a third party by Shuang Wu on behalf of the Company as equity transfer consideration. Details of this transaction are disclosed in the note of SUBSEQUENT EVENTS.

Amounts due to related parties

Amounts due to related parties consisted of the following for the periods indicated:

	As September 30, 2025	As of September 30, 2024

Xiaoshan Ance(1)	$-	$142,499
Ming Zhao(3)	-	4,207
Huiyu Chuanggu(2)	-	1,064,916
Baiming Yu(3)	12,772	5,820
Total	$12,772	$1,217,442

(1)	The balance represents interest-free loans from the related party, which are due on demand.
(2)	The balance represents the payment on behalf of the Group for its daily operations and the IPO costs, including legal fees and accounting fees.
(3)	The balance represents an advance from this related party for the Group’s daily operations, which is interest-free and has no fixed repayment term.
	For the years ended September 30,
Nature	2025	2024	2023
Loan to Hangzhou Shuige(1)	$812,478	$1,538,672	$423,585
Repayment from Hangzhou Shuige(1)	1,222,192	1,110,448	423,585
Loan to Liwei Zhang(1)	-	319,254	303,075
Repayment from Liwei Zhang(1)	-	330,580	362,377
Advance to Baiming Yu(2)	-	3,705	1,187,554
Reimbursement from Baiming Yu(2)	-	9,375	644,678
Loan to Baiming Yu(1)	139,407	-	-
Repayment from Baiming Yu(1)	139,407	692,074	-
Loan from Baiming Yu(5)	130,984	-	-
Repayment to Baiming Yu(5)	124,040	-	-
Consideration of equity transaction(11)	83,189	-	-
Repayment to Xiaoshan Ance(5)	138,648	-	-
Selling to Hangzhou Qingniu(3)	34,895	577,370	1,011,587
Loan to Hangzhou Qingniu(1)	823,570	2,716,162	4,943,174
Rent income from Hangzhou Qingniu(4)	-	-	52,749
Purchase from Hangzhou Qingniu(10)	2,260	-	-
Repayment from Hangzhou Qingniu(1)(3) (4)	1,684,835	4,036,026	5,105,411
Advance to Shuang Wu(6)	-	2,054,627	3,467,737
Repayment from Shuang Wu(6)	-	1,159,929	2,022,703
Loan to Shuang Wu(1)	881,669	-	-
Repayment from Shuang Wu(1)	2,081,662	-	-
Loan from Shuang Wu(5)	729,796	-	-
Repayment to Shuang Wu(5)	729,796	-	-
Refundable advance deposit(12)	9,110,000	-	-
Advance to Huiyu Chuanggu(2) (7)	-	447,927	2,894,499
Reimbursement from Huiyu Chuanggu(7)	-	2,077,162	1,397,077
Management service fee to Huiyu Chuanggu(8)	-	1,247,508	-
Repayment to Huiyu Chuanggu for IPO costs paid on behalf of the Group (5)	1,036,139	-	-
Rent income from Hangzhou Yuanqi(4)	-	-	-
Collection from Hangzhou Yuanqi(4)	-	-	706
Advance to Ming Zhao(9)	-	-	866
Collection from Ming Zhao(9)	-	-	866
Advance to Qijia Yu(2)	-	8,142	-
Repayment from Qijia Yu(2)	-	2,846	-

(1)	This represented the Group’s interest-free loans, which was due on demand, to these related parties and repayment from these related parties.
(2)	It was the advances which is interest-free and due on demand made to the related parties for the Group’s daily operational purposes, and reimbursement from the related parties for the Group’s operational expenses.
(3)	It was the receivable for selling medical consumables to this related party, repayment from this related party.
(4)	It was the receivable and collection for providing rental service to this related party.
(5)	These consisted of the Group’s interest-free loans, which are due on demand, from the related parties for the Group’s daily operations or a portion of the IPO costs, including legal fees and accounting fees, and repayment to the related parties.
(6)	This consisted of the Group’s advance to this related party with no fixed term of repayment and interest, and the repayment from this related party.
(7)	This consisted of the advance to this related party for the Group’s initial public offering costs, including legal fees and accounting fees, and the reimbursement of excessive advance payment from this related party.
(8)	This represented management service fee charged by the related party.
(9)	This consisted of the advance to this related party for the Group’s daily operations.
(10)	This consisted of the payable for purchase of materials from the related party.
(11)	This consisted of the consideration of equity transfer of Hangzhou Hanshi.
(12)	This consisted of the refundable advance deposit for a potential acquisition.